Partners' Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Distributions Made to Members or Limited Partners, by Distribution

A summary of CEQP’s limited partner quarterly cash distributions for the three months ended March 31, 2017 and 2016 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2017
February 7, 2017	February 14, 2017	$0.60	$41.8
2016
February 5, 2016	February 12, 2016	$1.375	$95.6

A summary of CEQP’s limited partner quarterly cash distributions for the years ended December 31, 2016, 2015 and 2014 is presented below:

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2016
February 5, 2016	February 12, 2016	$1.375	$95.6
May 6, 2016	May 13, 2016	$0.60	41.4
August 5, 2016	August 12, 2016	$0.60	41.4
November 7, 2016	November 14, 2016	$0.60	41.4

			$219.8

2015
February 6, 2015	February 13, 2015	$1.375	$25.8
May 8, 2015	May 15, 2015	$1.375	25.7
August 7, 2015	August 14, 2015	$1.375	25.7
November 6, 2015	November 13, 2015	$1.375	94.3

			$171.5

2014
February 7, 2014	February 14, 2014	$1.375	$25.6
May 8, 2014	May 15, 2014	$1.375	25.7
August 7, 2014	August 14, 2014	$1.375	25.6
November 7, 2014	November 14, 2014	$1.375	25.6

			$102.5

Schedule of Limited Partners' Capital Account by Class

The components of net income (loss) attributable to non-controlling partners for the years ended December 31, 2016, 2015 and 2014 are as follows (in millions):

	Year Ended December 31,
	2016	2015	2014
Crestwood Niobrara preferred interests	$24.2	$23.1	$16.8

CMLP net income attributable to non-controlling partners	24.2	23.1	16.8
Crestwood Midstream limited partner interests	—	(683.0)	(100.8)
Crestwood Midstream Class A preferred units	—	23.1	17.2

CEQP net income (loss) attributable to non-controlling partners	$24.2	$(636.8)	$(66.8)

Crestwood Midstream Partners LP
Schedule of Distributions Made to Members or Limited Partners, by Distribution

Record Date	Payment Date	Per Unit Rate	Cash Distributions (in millions)
2015
February 6, 2015	February 13, 2015	$0.41	$74.3
May 8, 2015	May 15, 2015	$0.41	74.3
August 7, 2015	August 14, 2015	$0.41	74.3

			$222.9

2014
February 7, 2014	February 14, 2014	$0.41	$74.1
May 8, 2014	May 15, 2014	$0.41	74.2
August 7, 2014	August 14, 2014	$0.41	74.1
November 7, 2014	November 14, 2014	$0.41	74.1

			$296.5